Inventories - Schedule of Inventories (Detail) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of inventories [line items]
Total Product	$ 3,951	$ 3,604
Parts and Supplies	545	426
Current inventories	4,496	4,030
Crude Oil
Disclosure of inventories [line items]
Total Product	2,297	2,084
Diluent
Disclosure of inventories [line items]
Total Product	401	379
Natural Gas and NGLs
Disclosure of inventories [line items]
Total Product	77	68
Refined Products
Disclosure of inventories [line items]
Total Product	$ 1,176	$ 1,073